Liabilities under Tax Receivable Agreement (Details) - USD ($) $ in Thousands, shares in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Percentage of tax benefit paid to equity owner			85.00%
Tax benefit percentage expected			15.00%
Obligations under tax receivable agreement	$ 8,960	$ 9,600	$ 547	$ 8,960	$ 109,187	$ 82,884
Liability reduction		$ 99,600	$ 0	100,223	$ 0
Tax receivable agreement, true-up gain	603			603
Liabilities under tax receivable agreement, gross	$ 99,600			$ 99,600
FAH LLC
Income Tax Contingency [Line Items]
Equity issued in connection with acquisition prior to Transactions (in shares)			1.2	1.8